VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 12, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / barrel vessel class_of_unit $ / shares	Dec. 31, 2019 vessel	Apr. 16, 2019
Variable Interest Entity [Line Items]
Deconsolidation of lessor VIE | $		$ 4,809
Number of classes of units | class_of_unit		3
Oil price per barrel | $ / barrel		60
Golar Hilli LLC | Common Units
Variable Interest Entity [Line Items]
Entitlement to distributions		5.00%
Entitlement to vehicle expansion capacity distributions		5.00%
Golar Hilli LLC | Series B Special Units
Variable Interest Entity [Line Items]
Entitlement to distributions		95.00%
Golar Hilli LLC | Series A Special Units
Variable Interest Entity [Line Items]
Redemption price for Series A Special Units (in dollars per share) | $ / shares		$ 1
Golar, Keppel, and B&V | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Golar Hilli LLC
Variable Interest Entity [Line Items]
Purchase price | $	$ 658,000
Portion of net lease obligations	50.00%
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		9	8
Variable Interest Entity, Primary Beneficiary | Minimum
Variable Interest Entity [Line Items]
Lease duration		7 years
Variable Interest Entity, Primary Beneficiary | Maximum
Variable Interest Entity [Line Items]
Lease duration		10 years
Variable Interest Entity, Primary Beneficiary | ICBC Finance Leasing Co. Ltd Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		4
Variable Interest Entity, Primary Beneficiary | CMBL Lessor VIE
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | China State Shipbuilding Corporation, CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Lease duration		1 year
Sale and leaseback transaction, gain | $		$ 145,000
Deconsolidation of lessor VIE | $		$ 4,800
Variable Interest Entity, Primary Beneficiary | AVIC International Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Gimi MS | Vessels - FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				30.00%